STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

March 9, 2017

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Ms. Anu Dubey

Re:	A&Q Long/Short Strategies Fund LLC
Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of A&Q Long/Short Strategies Fund LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is the Fund's Registration Statement on Form N-2 (the "Registration Statement") under the Securities Act of 1933, as amended (the "1933 Act") (also constituting Amendment No. 33 to the Registration Statement under the Investment Company Act of 1940, as amended (File No. 811-21195)).  The Registration Statement is being filed principally to update the Fund's annual financial information and comply with paragraphs (a)(5) and (6) of Rule 415 under the 1933 Act.  No new limited liability company interests are being registered at this time; rather, all previously registered but unsold interests are being carried forward as permitted by Rules 415 and 429 under the 1933 Act.
We hereby request that the Registration Statement be given a selective review.  The prospectus and statement of additional information ("SAI") contained in the Registration Statement are substantially similar to the definitive versions thereof filed with the Commission pursuant to Rule 497 under the 1933 Act on May 6, 2016 (File No. 333-194093), except for the updating of financial information and other general updating of information.  The prospectus and SAI filed herewith are marked to show changes from the definitive versions of those documents filed pursuant to Rule 497 under the 1933 Act on May 6, 2016.
We propose to file a pre-effective amendment to the Registration Statement as early in April 2017 as practicable, following receipt of your comments, if any, to the accompanying filing in order to formally incorporate the Fund's audited financial statements for the fiscal year ended December 31, 2016, and complete other omitted data, and seek effectiveness as of May 1, 2017.
Should members of the Staff have any questions or comments regarding the Amendment, they should telephone the undersigned at 212.806.6274 or Gary L. Granik of this office at 212.806.5790.
Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc: Gary L. Granik